CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED BALANCE SHEETS [Abstract]
Provision for doubtful accounts, accounts and notes receivable	$ 5,937	$ 2,228
Provision for doubtful accounts, amounts due from related parties	1,871	2,156
Provision for doubtful accounts, prepayments and other current assets	$ 537	$ 429
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	155,788,653	155,152,737
Ordinary shares, shares outstanding	103,161,018	104,014,754
Treasury stock (in shares)	34,095,849	41,872,088